Income Taxes (Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accrued expenses not currently deductible	$ 589		$ 559
Differences related to non-U.S. operations	159	[1]	188	[1]
Accrued retirement & postretirement benefits—non-U.S. operations	107		164
Accrued retirement benefits U.S.	604		507
Net operating losses	104	[2]	129	[2]
Income currently recognized for tax	75		62
Foreign tax credit carryforwards	224		169
Other	77		114
Total, deferred tax assets	1,939		1,892
Unrealized investment holding gains	2		3
Differences related to non-U.S. operations	107		99
Depreciation and amortization	245		233
Other	4		9
Total, deferred tax liabilities	358		344
Current assets	410		376
Other assets	1,223		1,205
Current liabilities	(18)		(12)
Other liabilities	(34)		(21)
Deferred Tax Assets Related To Non U S Operations [Member]
Valuation Allowance, Amount	7		3
Deferred Tax Assets Related To Net Operating Loss [Member]
Valuation Allowance, Amount	$ 65		$ 46

[1]	Net of valuation allowances of $7 million in 2012 and $3 million in 2011.
[2]	Net of valuation allowances of $65 million in 2012 and $46 million in 2011.